Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity Securities [Line Items]
Equity securities, carried at fair value	$ 19,841	$ 28,383
Equity securities	57,336	64,414
Federal Reserve Bank Stock	3,500	3,500
Federal Home Loan Bank Stock	1,700	1,400
Held for trading at fair value [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	18,449	26,910
Held for trading at fair value [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	9,509	17,180
Held for trading at fair value [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	8,940	9,730
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	1,392	1,473
Equity securities	38,887	37,504
Not held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	1,355	1,436
Not held for trading [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	37	37
Not held for trading [Member] | Equity method investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	10,248	9,669
Not held for trading [Member] | Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,130	2,836
Not held for trading [Member] | Tax-advantaged renewable energy [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	6,840	6,535
Not held for trading [Member] | New market tax credit and other [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	278	298
Not held for trading [Member] | Low-income housing tax credit investments (LIHTC) [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	12,898	12,186
Not held for trading [Member] | Other method investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	9,073	9,276
Not held for trading [Member] | Federal Reserve Bank stock and other at cost [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	$ 5,276	$ 4,900